Fee and commission expense	12 Months Ended
Dec. 31, 2019
Fee and commission expense [Abstract]
Fee and commission expense

36.   Fee and commission expense

Fee and commission expense” shows the amount of all fees and commissions paid or payable in the year, except those that form an integral part of the effective interest rate on financial instruments.

The breakdown of the balance of this item is as follows:

Thousand of reais	2019	2018	2017

Commissions assigned to third parties (1)	3,639,239	2,364,119	1,975,379
Other fees and commissions	1,040,066	1,232,174	1,118,296
Total	4,679,306	3,596,293	3,093,675

 (1) Composed, mainly, by credit cards.